UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900, Las Vegas, NV		89169-0925
(Address of principal executive offices)		(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	June 1, 2011 – August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

August 31, 2011 (unaudited)

Description	Principal Amount	Value
LONG-TERM INVESTMENTS—89.5%
RESIDENTIAL MORTGAGE-BACKED SECURITIES-AGENCY-8.5%
Federal National Mortgage Association (Fannie Mae) (a)
Pool #898832, 5.50%, 11/01/36	$7,126,876	$7,825,425
Pool #256513, 5.50%, 12/01/36	11,023,781	12,104,290
Pool #922039, 5.50%, 2/01/37	12,090,704	13,253,118
Pool #916976, 5.50%, 4/01/37	11,137,482	12,208,252
Pool #256799, 5.50%, 7/01/37	9,720,058	10,654,555
Pool #936523, 5.50%, 7/01/37	12,536,765	13,742,064
Pool #888638, 5.50%, 9/01/37	6,122,979	6,711,649
Pool #966544, 5.50%, 10/01/37	3,594,013	3,939,545
Pool #947985, 5.50%, 11/01/37	17,371,419	19,041,528
Pool #953397, 5.50%, 11/01/37	10,747,154	11,780,398
Pool #966312, 5.50%, 11/01/37	138,968	152,329
Pool #954918, 5.50%, 12/01/37	3,959,365	4,340,022
Pool #956968, 5.50%, 12/01/37	6,066,939	6,650,221
Pool #959005, 5.50%, 12/01/37	3,381,530	3,706,634
Pool #960376, 5.50%, 12/01/37	10,002,109	10,963,723
Pool #960392, 5.50%, 12/01/37	8,617,830	9,446,358
Pool #965506, 5.50%, 12/01/37	4,238,089	4,645,544
Pool #966418, 5.50%, 12/01/37	7,144,978	7,831,904
Pool #966422, 5.50%, 12/01/37	3,222,673	3,532,504
Pool #967277, 5.50%, 12/01/37	5,980,568	6,555,547
Pool #933343, 5.50%, 1/01/38	2,748,726	3,009,556
Pool #953590, 5.50%, 1/01/38	11,011,437	12,070,089
Pool #954243, 5.50%, 1/01/38	3,369,287	3,693,214
Pool #956507, 5.50%, 1/01/38	2,919,755	3,196,814
Pool #956844, 5.50%, 1/01/38	2,560,675	2,803,660
Pool #956846, 5.50%, 1/01/38	14,932,134	16,349,061
Pool #956847, 5.50%, 1/01/38	10,518,045	11,516,114
Pool #960427, 5.50%, 1/01/38	11,015,210	12,074,225
Pool #960482, 5.50%, 1/01/38	13,183,400	14,450,867
Pool #960511, 5.50%, 1/01/38	20,587,147	22,566,419
Pool #960550, 5.50%, 1/01/38	10,069,390	11,037,473
Pool #960569, 5.50%, 1/01/38	7,644,926	8,379,918
Pool #960718, 5.50%, 1/01/38	14,762,616	16,181,910
Pool #960757, 5.50%, 1/01/38	2,422,065	2,654,926
Pool #961311, 5.50%, 1/01/38	9,509,301	10,411,649
Pool #961347, 5.50%, 1/01/38	19,764,689	21,640,183
Pool #965620, 5.50%, 1/01/38	2,735,347	2,998,326
Pool #966745, 5.50%, 1/01/38	2,610,221	2,857,908
Pool #966758, 5.50%, 1/01/38	2,448,406	2,680,738
Pool #966764, 5.50%, 1/01/38	2,693,025	2,948,569
Pool #967040, 5.50%, 1/01/38	5,707,922	6,249,553
Pool #967985, 5.50%, 1/01/38	2,984,622	3,267,836
Pool #961426, 5.50%, 2/01/38	15,222,552	16,686,066
Pool #961456, 5.50%, 2/01/38	6,516,622	7,134,992
Pool #961491, 5.50%, 2/01/38	14,200,018	15,547,474
Pool #961529, 5.50%, 2/01/38	11,373,466	12,452,707
Pool #961632, 5.50%, 2/01/38	2,911,441	3,187,711
Pool #961691, 5.50%, 2/01/38	3,261,255	3,570,719
Pool #966779, 5.50%, 2/01/38	1,556,832	1,704,562
Pool #968302, 5.50%, 2/01/38	16,764,615	18,355,428
Pool #968328, 5.50%, 2/01/38	6,619,464	7,255,867
Pool #969008, 5.50%, 2/01/38	3,080,217	3,372,503
Pool #969397, 5.50%, 2/01/38	131,023	143,456
Pool #969700, 5.50%, 2/01/38	7,829,055	8,581,749
Pool #972203, 5.50%, 2/01/38	1,605,795	1,758,171

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (Fannie Mae) (continued)
Pool #257123, 5.50%, 3/01/38	$3,159,636	$3,459,458
Pool #933721, 5.50%, 3/01/38	28,517,136	31,223,159
Pool #953613, 5.50%, 3/01/38	4,272,534	4,677,959
Pool #956868, 5.50%, 3/01/38	3,001,142	3,285,924
Pool #962281, 5.50%, 3/01/38	41,038,077	44,932,228
Pool #962304, 5.50%, 3/01/38	26,491,443	29,005,246
Pool #962344, 5.50%, 3/01/38	35,262,754	38,608,878
Pool #965756, 5.50%, 3/01/38	6,697,357	7,332,877
Pool #972385, 5.50%, 3/01/38	7,995,236	8,753,914
Pool #973028, 5.50%, 3/01/38	4,339,369	4,751,136
Pool #975198, 5.50%, 3/01/38	7,384,728	8,085,473
Pool #975202, 5.50%, 3/01/38	3,045,498	3,334,489
Pool #257161, 5.50%, 4/01/38	16,150,014	17,682,507
Pool #962441, 5.50%, 4/01/38	8,511,077	9,318,702
Pool #976379, 5.50%, 4/01/38	11,758,745	12,874,546
Pool #984745, 5.50%, 6/01/38	5,500,616	6,029,451
Pool #986013, 5.50%, 6/01/38	17,343,544	18,989,293
Pool #986519, 5.50%, 6/01/38	11,987,334	13,124,826
Pool #964380, 5.50%, 7/01/38	3,323,416	3,638,779
Pool #970025, 5.50%, 7/01/38	6,144,273	6,727,310
Pool #981517, 5.50%, 7/01/38	6,530,173	7,204,927
Pool #981723, 5.50%, 7/01/38	7,932,253	8,684,954
Pool #981872, 5.50%, 7/01/38	7,100,380	7,774,143
Pool #982199, 5.50%, 7/01/38	11,214,282	12,278,419
Pool #982664, 5.50%, 7/01/38	11,224,235	12,289,316
Pool #983334, 5.50%, 7/01/38	19,477,221	21,325,437
Pool #985704, 5.50%, 7/01/38	12,620,863	13,818,471
Pool #986043, 5.50%, 7/01/38	9,172,482	10,042,869
Pool #986656, 5.50%, 7/01/38	43,212,735	47,313,242
Pool #986657, 5.50%, 7/01/38	6,624,883	7,253,526
Pool #986686, 5.50%, 7/01/38	6,230,796	6,822,043
Pool #986734, 5.50%, 7/01/38	3,856,106	4,222,017
Pool #257306, 5.50%, 8/01/38	12,765,976	13,977,354
Pool #964528, 5.50%, 8/01/38	15,417,533	16,880,520
Total Residential Mortgage-Backed Securities-Agency (Cost $829,170,623)		927,599,416

RESIDENTIAL MORTGAGE-BACKED SECURITIES-21.9%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.18%, 4/25/35 (b)	11,839,798	11,155,541
Banc of America Funding Corp.
Series 2005-8, Class 1A1
5.50%, 1/25/36	6,587,739	6,465,076
Series 2005-A, Class 4A1
5.05%, 2/20/35 (b)	15,859,057	14,264,905
Series 2005-G, Class A1
5.15%, 10/20/35 (b)	13,124,900	12,347,026
Series 2006-D, Class 5A1
5.67%, 5/20/36 (b)	19,287,317	16,178,163
Series 2007-D, Class 3A1
5.53%, 6/20/37 (b)	7,931,077	6,660,050

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc.
Series 2003-I, Class 2A6
2.91%, 10/25/33 (b)	$8,281,491	$7,663,592
Series 2004-7, Class 2A3
5.75%, 8/25/34	7,992,017	8,083,534
Series 2004-C, Class 2A1
2.89%, 4/25/34 (b)	18,390,131	16,706,570
Series 2004-D, Class 2A8
2.88%, 5/25/34 (b)	23,802,995	20,339,707
Series 2004-E, Class 2A6
2.87%, 6/25/34 (b)	7,598,831	6,651,333
Series 2004-L, Class 3A1
4.94%, 1/25/35 (b)	12,771,406	11,708,455
Series 2005-G, Class 4A3
5.18%, 8/25/35 (b)	12,899,214	12,100,469
Series 2005-H, Class 3A1
4.99%, 9/25/35 (b)	49,822,886	43,783,655
Series 2005-H, Class 4A2
5.11%, 9/25/35 (b)	10,353,621	9,796,700
Series 2005-J, Class 4A1
5.26%, 11/25/35 (b)	27,545,170	23,199,093
Series 2005-L, Class 4A1
5.49%, 1/25/36 (b)	51,791,391	44,721,297
Series 2006-A, Class 4A1
5.66%, 2/25/36 (b)	10,738,620	9,904,046
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-9, Class 3A2
2.88%, 2/25/34 (b)	2,250,500	2,007,766
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1
2.75%, 2/25/37 (b)	12,526,620	11,751,047
Citicorp Mortgage Securities, Inc.
Series 2003-6, Class 1A2
4.50%, 5/25/33	1,296,372	1,306,569
Series 2005-5, Class 3A1
5.00%, 8/25/35	9,014,012	8,841,267
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A
5.32%, 8/25/35 (b)	24,644,189	23,357,541
Series 2007-AR4, Class 1A1A
5.79%, 3/25/37 (b)	24,629,136	21,163,200
Series 2009-6, Class 5A1
6.25%, 11/25/37 (b)(c)	51,323,234	53,362,922

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-7, Class A2
0.62%, 5/25/33 (b)	$4,105,620	$3,862,218
Series 2003-42, Class 2A4
2.80%, 10/25/33 (b)	15,146,820	12,176,498
Series 2003-56, Class 2A5
2.98%, 12/25/33 (b)	21,001,241	17,994,640
Series 2005-5, Class A6
5.50%, 3/25/35	11,012,473	11,003,840
Series 2005-14, Class A2
5.50%, 7/25/35	7,142,887	7,242,230
Series 2007-1, Class A2
6.00%, 3/25/37	17,956,984	15,717,228
Series 2007-1, Class A4
6.00%, 3/25/37	15,403,439	13,137,085
Credit Suisse Mortgage Capital Certificates
Series 2009-4R, Class 1A1
2.30%, 4/25/36 (b)(c)	53,160,705	51,407,518
Series 2009-4R, Class 2A1
5.73%, 4/25/36 (b)(c)	175,552,326	178,911,870
Series 2009-5R, Class 1A1
5.96%, 7/26/49 (b)(c)	185,399,288	185,783,990
Series 2009-5R, Class 2A1
6.00%, 7/26/49 (b)(c)	95,364,243	92,257,944
First Horizon Mortgage Pass-Through Trust
Series 2005-1, Class 1A1
5.00%, 3/25/35	6,820,279	6,800,562
Series 2005-5, Class 1A4
5.50%, 10/25/35	9,412,143	9,253,163
Series 2005-7, Class A9
5.50%, 12/25/35	1,658,672	1,621,386
Series 2005-AR3, Class 3A1
5.52%, 8/25/35 (b)	7,670,708	6,500,626
Series 2006-4, Class 1A15
6.00%, 2/25/37	7,951,600	7,345,100
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.44%, 3/25/37 (b)	25,817,577	18,863,742
Jefferies & Co., Inc.
Series 2009-R1, Class 5A1
5.06%, 5/21/36 (b)(c)	8,988,490	8,818,841
J. P. Morgan Mortgage Trust
Series 2003-A1, Class 4A4
4.66%, 10/25/33 (b)	5,000,000	4,847,265

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
J. P. Morgan Mortgage Trust (continued)
Series 2004-A3, Class 3A3
4.89%, 7/25/34 (b)	$13,402,100	$12,722,439
Series 2004-A4, Class 2A2
2.44%, 9/25/34 (b)	5,151,808	4,937,946
Series 2005-A1, Class 1A1
5.19%, 2/25/35 (b)	15,060,187	14,092,841
Series 2005-A3, Class 6A2
2.73%, 6/25/35 (b)	15,712,960	12,025,568
Series 2005-A5, Class TA1
5.43%, 8/25/35 (b)	74,186,029	70,330,433
Series 2005-S2, Class 2A2
5.25%, 9/25/35	6,124,715	6,054,189
J. P. Morgan Re-Remic
Series 2009-1, Class A1
5.00%, 1/26/21 (c)	25,265,962	25,806,047
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	63,576,273	61,002,642
MASTR Adjustable Rate Mortgages Trust
Series 2003-4, Class 2A1
2.37%, 10/25/33 (b)	21,184,867	19,651,697
Merrill Lynch Mortgage Investors Trust
Series MLCC, 2001-A, Class A
0.79%, 4/15/26 (b)	46,274,815	43,045,064
Series MLCC, 2004-A1, Class 2A2
2.49%, 2/25/34 (b)	12,258,293	11,352,209
Series MLCC, 2006-2, Class 4A
5.58%, 5/25/36 (b)	9,506,682	8,760,151
Series MLCC, 2007-1, Class 3A
5.52%, 1/25/37 (b)	9,038,416	7,410,118
Series MLCC, 2007-1, Class 4A2
5.69%, 1/25/37 (b)	1,152,242	1,142,596
Series MLCC, 2007-1, Class 4A3
5.69%, 1/25/37 (b)	16,250,000	15,631,493
Morgan Stanley Re-REMIC Trust
Series 2010-R9, Class 3A
3.25%, 11/26/36 (c)	77,622,027	76,343,360
PHHMC Mortgage Pass Through Certificates
Series 2008-CIM1, Class 21A1
6.00%, 5/25/38	25,429,644	26,164,637
Series 2008-CIM2, Class 2A1
5.05%, 7/25/38 (b)	18,504,071	17,478,113
Series 2008-CIM2, Class 3A1
5.30%, 7/25/38 (b)	3,740,615	3,481,326

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Prime Mortgage Trust
Series 2003-2, Class 1A3
4.75%, 10/25/33	$3,371,202	$3,395,583
RBSSP Resecuritization Trust
Series 2009-6, Class 3A1
5.14%, 1/26/36 (b)(c)	387,524,217	383,001,033
Sequoia Mortgage Trust
Series 2004-5, Class A1
1.91%, 6/20/34 (b)	9,665,828	8,794,666
Series 2004-6, Class A1
1.95%, 7/20/34 (b)	10,833,558	8,599,744
Series 2007-1, Class 5A1
5.60%, 10/20/46 (b)	29,143,998	24,944,785
Thornburg Mortgage Securities Trust
Series 2003-2, Class A1
0.90%, 4/25/43 (b)	11,795,955	10,369,376
Series 2003-3, Class A4
3.68%, 6/25/43 (b)	13,674,607	13,173,173
Series 2003-4, Class A1
0.86%, 9/25/43 (b)	10,432,774	9,416,319
Series 2004-1, Class I2A
1.12%, 3/25/44 (b)	1,017,353	869,625
Series 2004-4, Class 1A
0.51%, 12/25/44 (b)	3,584,024	2,996,681
WaMu Mortgage Pass-Through Certificates
Series 2007-HY5, Class 3A1
5.59%, 5/25/37 (b)	11,856,526	10,029,151
Wells Fargo Mortgage Backed Securities Trust
Series 2003-A, Class A5
2.63%, 2/25/33 (b)	2,957,764	2,798,196
Series 2004-EE, Class 3A1
2.79%, 12/25/34 (b)	3,517,808	3,377,282
Series 2004-EE, Class 3A2
2.79%, 12/25/34 (b)	8,235,019	8,005,542
Series 2004-K, Class 1A2
2.76%, 7/25/34 (b)	6,910,570	6,892,955
Series 2004-P, Class 2A1
2.68%, 9/25/34 (b)	5,226,247	4,859,615
Series 2004-Q, Class 1A3
2.66%, 9/25/34 (b)	2,152,679	2,021,434
Series 2004-R, Class 2A1
2.62%, 9/25/34 (b)	8,994,574	8,650,783
Series 2005-AR6, Class A1
5.01%, 4/25/35 (b)	19,375,127	18,637,167

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2005-AR16, Class 6A3
2.78%, 10/25/35 (b)	$51,545,473	$45,024,249
Series 2006-2, Class 1A1
5.00%, 3/25/36	6,714,801	6,164,819
Series 2006-2, Class 1A10
5.50%, 3/25/36	17,126,000	16,545,360
Series 2006-2, Class 3A1
5.75%, 3/25/36	23,447,102	22,801,814
Series 2006-11, Class A8
6.00%, 9/25/36	26,046,960	24,160,717
Series 2006-14, Class A1
6.00%, 10/25/36	17,054,656	15,660,779
Series 2006-AR4, Class 2A4
5.62%, 4/25/36 (b)	39,500,000	37,310,989
Series 2006-AR11, Class A1
5.18%, 8/25/36 (b)	10,687,174	9,397,478
Series 2006-AR17, Class A2
2.99%, 10/25/36 (b)	8,881,479	6,692,816
Series 2007-1, Class A4
5.75%, 2/25/37	5,079,388	5,030,407
Series 2007-6, Class A6
6.00%, 5/25/37	28,730,768	25,133,762
Series 2007-7, Class A1
6.00%, 6/25/37	26,495,921	24,535,726
Series 2007-13, Class A7
6.00%, 9/25/37	17,811,739	16,796,808
Series 2007-14, Class 1A1
6.00%, 10/25/37	30,810,723	30,460,097
Series 2007-14, Class 2A1
5.50%, 10/25/22	10,920,357	11,069,496
Series 2007-16, Class 1A1
6.00%, 12/28/37	47,096,565	48,744,709
Series 2007-AR9, Class A1
6.00%, 12/28/37 (b)	21,317,003	19,536,799
Total Residential Mortgage-Backed Securities (Cost $2,279,751,210)		2,390,398,074

COMMERCIAL MORTGAGE-BACKED SECURITIES-30.1%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.92%, 5/10/45 (b)	27,695,000	30,466,106
Series 2006-2, Class AM
5.96%, 5/10/45 (b)	2,710,000	2,646,727

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage, Inc. (continued)
Series 2006-3, Class A4
5.89%, 7/10/44 (b)	$29,675,000	$32,169,807
Series 2006-3, Class AM
6.07%, 7/10/44 (b)	2,495,000	2,231,109
Series 2006-4, Class A4
5.63%, 7/10/46	6,000,000	6,482,382
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	16,385,373
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.90%, 9/11/38 (b)	5,000,000	5,531,855
Series 2006-PW12, Class AJ
5.94%, 9/11/38 (b)	2,600,000	2,067,226
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	2,369,701
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	3,441,475
Series 2007-PW15, Class A4
5.33%, 2/11/44	51,123,000	52,547,696
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	10,518,138
Series 2007-PW16, Class A4
5.90%, 6/11/40 (b)	103,572,000	111,873,607
Series 2007-PW17, Class A4
5.69%, 6/11/50 (b)	20,000,000	21,206,120
Series 2007-PW18, Class A4
5.70%, 6/11/50	7,500,000	7,966,103
Series 2007-T26, Class A4
5.47%, 1/12/45 (b)	54,350,000	59,479,499
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.89%, 12/10/49 (b)	75,000,000	80,916,675
Series 2008-C7, Class A4
6.27%, 12/10/49 (b)	77,612,805	84,504,046
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.53%, 1/15/46 (b)	20,000,000	21,461,020
Series 2006-CD3, Class A5
5.62%, 10/15/48	14,500,000	15,508,867
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	82,765,811
Series 2007-CD4, Class A-MFX
5.37%, 12/11/49 (b)	6,770,500	5,560,388
Series 2007-CD5, Class A4
5.89%, 11/15/44 (b)	4,050,000	4,355,670

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.94%, 6/10/46 (b)	$34,500,000	$38,062,643
Series 2007-C9, Class A4
6.01%, 12/10/49 (b)	128,891,353	141,054,056
Credit Suisse Commerical Mortgage Trust
Series 2006-C2, Class A3
5.82%, 3/15/39 (b)	2,200,000	2,332,136
Series 2006-C3, Class A3
6.01%, 6/15/38 (b)	12,500,000	13,636,975
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	10,694,340
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	13,151,775
Series 2007-C5, Class A4
5.70%, 9/15/40 (b)	12,782,500	13,493,642
Credit Suisse Mortgage Capital Certificates
Series 2011-7R, Class A1
1.47%, 8/28/47 (b)(c)	46,410,015	45,700,331
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	3,035,458
Series 2007-C2, Class A3
5.48%, 4/15/47 (b)	168,812,537	180,271,193
Series 2007-C3, Class A4
6.01%, 5/15/46 (b)	157,295,000	166,304,227
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
6.00%, 8/10/45 (b)	57,000,000	60,191,088
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
6.07%, 7/10/38 (b)	102,660,000	111,776,927
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	55,110,464
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	26,300,950
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (b)	12,500,000	13,475,075
Series 2006-CB14, Class AJ
5.69%, 12/12/44 (b)	10,000,000	7,200,390
Series 2006-CB16, Class A4
5.55%, 5/12/45	7,550,000	8,315,917

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2006-CB17, Class A4
5.43%, 12/12/43	$113,554,500	$120,354,370
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (b)	10,000,000	7,119,210
Series 2006-LDP7, Class A4
6.07%, 4/15/45 (b)	19,968,000	21,954,756
Series 2006-LDP8, Class A4
5.40%, 5/15/45	6,000,000	6,523,152
Series 2006-LDP9, Class A3
5.34%, 5/15/47	14,530,000	15,174,769
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	54,167,300
Series 2007-CB18, Class A4
5.44%, 6/12/47	105,915,000	112,796,932
Series 2007-CB19, Class A4
5.93%, 2/12/49 (b)	14,815,000	15,852,154
Series 2007-CB20, Class A4
5.79%, 2/12/51 (b)	50,000,000	53,653,300
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (b)	16,582,500	14,082,290
JPMorgan Mortgage Trust
Series 2004-S1, Class 1A7
5.00%, 9/25/34	13,771,629	14,181,858
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	1,377,737
Series 2006-C3, Class A4
5.66%, 3/15/39 (b)	7,500,000	8,203,830
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	39,964,463
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	10,442,467
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	18,889,135
Series 2007-C7, Class A3
5.87%, 9/15/45 (b)	186,017,500	198,920,231
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (b)	11,700,000	12,698,946
Series 2006-3, Class AM
5.46%, 7/12/46 (b)	10,000,000	9,231,100
Series 2006-4, Class A3
5.17%, 12/12/49 (b)	51,059,500	54,397,004

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust (continued)
Series 2007-5, Class A4
5.38%, 8/12/48	$35,557,000	$36,449,552
Series 2007-6, Class A4
5.49%, 3/12/51 (b)	48,160,000	50,543,583
Series 2007-8, Class A3
6.17%, 8/12/49 (b)	131,633,000	139,861,115
Series 2007-9, Class A4
5.70%, 9/12/49	36,171,000	37,644,426
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 8/12/43 (b)	69,750,000	76,250,700
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	2,668,395
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (b)	16,000,000	17,654,528
Series 2006-HQ10, Class A4
5.33%, 11/12/41	23,950,000	25,715,163
Series 2006-T21, Class AJ
5.27%, 10/12/52 (b)	4,975,000	4,041,826
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (b)	45,415,000	48,576,293
Series 2007-IQ13, Class A4
5.36%, 3/15/44	104,360,000	110,474,140
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	21,205,750
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (b)	44,375,000	46,096,129
Series 2007-IQ15, Class A4
6.07%, 6/11/49 (b)	14,875,000	15,917,946
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	92,845,775
Series 2007-IQ16, Class AM
6.31%, 12/12/49 (b)	12,750,000	11,536,787
Series 2007-T25, Class A3
5.51%, 11/12/49 (b)	106,540,000	114,716,305
Series 2008-T29, Class A4
6.46%, 1/11/43 (b)	50,000,000	57,552,700
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (b)	20,000,000	16,913,620
Total Commerical Mortgage-Backed Securities (Cost $2,781,929,315)		3,289,212,725

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
AUTO LEASE-BACKED SECURITIES-1.0%
Hertz Vehicle Financing LLC
Series 2011-1A, Class A1
2.20%, 3/25/16 (c)	$90,000,000	$91,364,643
Series 2011-1A, Class B1
4.17%, 3/25/16 (c)	5,000,000	5,071,884
Series 2011-1A, Class B2
4.96%, 3/25/18 (c)	7,000,000	7,129,337
Total Auto Lease-Backed Securities (Cost $101,995,787)		103,565,864

CREDIT CARD-BACKED SECURITIES-5.0%
American Express Credit Account Master Trust
Series 2007-7, Class B
0.38%, 2/17/15 (b)	520,000	518,129
Series 2007-8, Class B
0.91%, 5/15/15 (b)	5,000,000	5,005,650
Bank of America Credit Card Trust
Series 2006-A7, Class A7
0.25%, 12/15/16 (b)	8,000,000	7,982,557
Series 2006-A14, Class A14
0.27%, 4/15/16 (b)	50,000,000	49,964,320
Series 2006-C5, Class C5
0.61%, 1/15/16 (b)	20,355,000	20,196,536
Series 2007-A1, Class A1
5.17%, 6/15/19	15,000,000	17,655,944
Series 2007-A6, Class A6
0.27%, 9/15/16 (b)	2,400,000	2,397,125
Bank One Issuance Trust
Series 2003-A8, Class A8
0.46%, 5/16/16 (b)	25,000,000	25,071,760
Series 2004-A7, Class A7
0.33%, 5/15/14 (b)	20,235,000	20,234,626
Capital One Multi-Asset Execution Trust
Series 2004-C2, Class C2
1.26%, 12/15/16 (b)	5,500,000	5,414,340
Series 2006-A12, Class A
0.27%, 7/15/16 (b)	9,194,000	9,165,462
Series 2007-A1, Class A1
0.26%, 11/15/19 (b)	46,511,000	44,685,122
Series 2007-A4, Class A4
0.24%, 3/16/15 (b)	10,000,000	9,992,606
Series 2007-A7, Class A7
5.75%, 7/15/20	35,700,000	42,233,971

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CREDIT CARD-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust (continued)
Series 2007-C2, Class C2
0.51%, 11/17/14 (b)	$6,000,000	$5,983,793
Chase Issuance Trust
Series 2005-A6, Class A6
0.28%, 7/15/14 (b)	31,560,000	31,547,991
Series 2006-C4, Class C4
0.50%, 1/15/14 (b)	30,000,000	29,990,115
Series 2007-A9, Class A9
0.24%, 6/16/14 (b)	35,000,000	34,974,316
Series 2007-B1, Class B1
0.46%, 4/15/19 (b)	40,645,000	39,656,980
Series 2007-C1, Class C1
0.67%, 4/15/19 (b)	1,000,000	965,570
Series 2008-A13, Class A13
1.75%, 9/15/15 (b)	10,900,000	11,210,876
Citibank Credit Card Issuance Trust
Series 2005-A4, Class A4
4.40%, 6/20/14	25,000,000	25,768,330
Series 2005-A5, Class A5
4.55%, 6/20/17	15,000,000	16,880,984
Series 2007-A8, Class A8
5.65%, 9/20/19	30,000,000	35,753,952
Series 2008-A2, Class A2
1.37%, 1/23/20 (b)	6,965,000	7,274,745
MBNA Credit Card Master Note Trust
Series 2002-C3, Class C3
1.56%, 10/15/14 (b)	5,000,000	5,024,221
MBNA Master Credit Card Trust II
Series 1997-B, Class A
0.37%, 8/15/14 (b)	38,000,000	38,001,851
Total Credit Card-Backed Securities (Cost $468,531,616)		543,551,872

STUDENT LOAN-BACKED SECURITIES-2.5%
Panhandle-Plains Higher Education Authority
Series 2011-1, Class A1
0.76%, 10/01/18 (b)	32,000,000	31,970,662
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.80%, 12/16/30 (b)	31,324,791	29,452,916
Series 2003-A, Class A2
0.69%, 9/15/20 (b)	19,338,269	18,871,691

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
STUDENT LOAN-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust (continued)
Series 2003-B, Class A2
0.65%, 3/15/22 (b)	$40,699,523	$39,555,968
Series 2003-C, Class A2
0.64%, 9/15/20 (b)	38,252,596	36,524,719
Series 2010-C, Class A1
1.86%, 12/15/17 (b)(c)	81,709,681	81,982,273
Series 2011-A, Class A1
1.21%, 10/15/24 (b)(c)	39,043,322	39,009,850
Total Student Loan-Backed Securities (Cost $275,070,715)		277,368,079

OTHER ASSET-BACKED SECURITY-0.3%
Sonic Capital, LLC
Series 2011-1A, Class A2
5.44%, 5/20/41 (c)
(Cost $37,715,000)	37,715,000	38,516,444

CORPORATE BONDS-18.4%
AGRICULTURE-0.1%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	4,000,000	5,102,952

AUTO PARTS & EQUIPMENT-0.1%
Johnson Controls, Inc.
5.50%, 1/15/16	5,000,000	5,625,930

BANKS -8.5%
Bank of America Corp.
1.67%, 1/30/14 (b)	50,000,000	47,730,350
7.38%, 5/15/14	65,000,000	71,138,406
1.80%, 7/11/14 (b)	100,000,000	95,536,499
7.63%, 6/01/19	50,000,000	56,481,050
BB&T Capital Trust IV
6.82%, 6/12/57 (b)	15,200,000	15,219,000
Citigroup, Inc.
6.00%, 12/13/13	10,000,000	10,601,810
1.18%, 4/01/14 (b)	30,285,000	29,138,137
4.75%, 5/19/15	15,000,000	15,643,545
Discover Financial Services
7.00%, 4/15/20	5,000,000	5,440,535
First Horizon National Corp.
5.38%, 12/15/15	11,000,000	11,468,314
Fulton Financial Corp.
5.75%, 5/01/17	6,000,000	6,398,436

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
BANKS (continued)
The Goldman Sachs Group, Inc.
1.27%, 2/07/14 (b)	$130,000,000	$125,446,880
Huntington Bancshares, Inc.
7.00%, 12/15/20	5,000,000	5,726,435
JPMorgan Chase & Co.
1.00%, 5/02/14 (b)	31,050,000	30,780,517
3.15%, 7/05/16	25,000,000	25,536,350
6.80%, 10/01/37	6,497,000	6,470,623
KeyCorp
6.50%, 5/14/13	5,000,000	5,374,590
Morgan Stanley
0.46%, 4/19/12 (b)	10,000,000	9,954,210
1.23%, 4/29/13 (b)	40,000,000	38,952,920
2.79%, 5/14/13 (b)	40,000,000	39,937,920
1.85%, 1/24/14 (b)	135,000,000	132,354,809
2.88%, 7/28/14	12,000,000	11,854,848
5.38%, 10/15/15	10,000,000	10,437,540
Regions Financial Corp.
6.38%, 5/15/12	10,000,000	10,000,000
0.42%, 6/26/12 (b)	10,000,000	9,789,050
5.75%, 6/15/15	5,000,000	4,725,000
Silicon Valley Bank
6.05%, 6/01/17	5,170,000	5,665,632
Union Bank NA
1.20%, 6/06/14 (b)	85,000,000	84,724,854
Webster Bank NA
5.88%, 1/15/13 (c)	10,915,000	11,177,124
		933,705,384
BUILDING MATERIALS-0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	5,350,550
6.13%, 10/03/16	5,000,000	4,898,025
		10,248,575
COMMERCIAL SERVICES & SUPPLIES-0.1%
Chicago Parking Meters LLC
5.49%, 12/30/20 (c)	12,000,000	12,146,472

COMPUTERS-0.1%
International Business Machines Corp.
7.63%, 10/15/18	5,000,000	6,613,230

DIVERSIFIED FINANCIAL SERVICES-2.9%
American Express Co.
7.25%, 5/20/14	45,000,000	51,374,386

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
DIVERSIFIED FINANCIAL SERVICES (continued)
Ameriprise Financial, Inc.
7.30%, 6/28/19	$20,000,000	$24,675,940
7.52%, 6/01/66 (b)	3,460,000	3,477,300
Bear Stearns Cos., Inc.
0.44%, 2/01/12 (b)	10,000,000	10,005,670
6.95%, 8/10/12	38,000,000	40,141,148
Cantor Fitzgerald, LP
7.88%, 10/15/19 (c)	17,000,000	18,573,452
Capital One Capital III
7.69%, 8/15/36	16,000,000	15,980,000
Capital One Capital VI
8.88%, 5/15/40	11,711,000	11,865,515
Countrywide Financial Corp.
6.25%, 5/15/16	65,000,000	65,640,964
Janus Capital Group, Inc.
6.37%, 4/15/14	19,078,000	20,460,144
6.95%, 6/15/17	5,500,000	6,031,856
KKR Group Finance Co.
6.38%, 9/29/20 (c)	10,000,000	10,639,540
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	20,000,000	20,198,420
6.88%, 4/25/18	15,000,000	15,567,240
		314,631,575
ELECTRIC-0.2%
FPL Group Capital, Inc.
7.88%, 12/15/15	15,000,000	17,977,095

ENTERTAINMENT-0.1%
International Game Technology
7.50%, 6/15/19	10,000,000	11,869,460

ENVIRONMENTAL CONTROL-0.0% (d)
Waste Management, Inc.
5.00%, 3/15/14	3,000,000	3,275,934

INSURANCE-4.1%
Alleghany Corp.
5.63%, 9/15/20	5,000,000	5,272,970
Allstate Corp.
6.13%, 5/15/37 (b)	14,001,000	13,020,930
Alterra USA Holdings Ltd.
7.20%, 4/14/17 (c)	8,235,000	8,727,848
American Financial Group, Inc.
9.88%, 6/15/19	12,000,000	15,092,304

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
INSURANCE (continued)
AON Corp.
8.21%, 1/01/27	$60,160,000	$68,817,926
Assurant, Inc.
5.63%, 2/15/14	7,945,000	8,433,109
Chubb Corp.
6.38%, 3/29/67 (b)	25,750,000	26,007,500
Commerce Group, Inc.
5.95%, 12/09/13	25,988,000	27,244,286
Fidelity National Financial, Inc.
6.60%, 5/15/17	1,651,000	1,788,535
Forethought Financial Group
8.63%, 4/15/21 (c)	5,000,000	5,157,910
Genworth Financial, Inc.
7.20%, 2/15/21	7,000,000	6,114,220
7.63%, 9/24/21	3,000,000	2,662,587
Genworth Life Institutional Funding Trust
5.88%, 5/03/13 (c)	15,000,000	15,357,315
Guardian Life Insurance Company of America
7.38%, 9/30/39 (c)	10,000,000	12,293,630
Infinity Property & Casualty Corp.
5.50%, 2/18/14	1,650,000	1,748,571
Markel Corp.
6.80%, 2/15/13	5,000,000	5,258,745
Mutual of Omaha Insurance Co.
6.95%, 10/15/40 (c)	10,000,000	10,985,470
National Life Insurance Co.
10.50%, 9/15/39 (c)	3,000,000	4,091,253
The Navigators Group, Inc.
7.00%, 5/01/16	5,290,000	5,457,555
NLV Financial Corp.
7.50%, 8/15/33 (c)	5,730,000	5,883,868
Penn Mutual Life Insurance Co.
7.63%, 6/15/40 (c)	15,490,000	18,145,482
The Progressive Corp.
6.70%, 6/15/37 (b)	10,415,000	10,310,850
Protective Life Corp.
7.38%, 10/15/19	10,000,000	11,697,410
Provident Companies, Inc.
7.00%, 7/15/18	4,406,000	5,139,929
Prudential Financial, Inc.
6.20%, 1/15/15	4,000,000	4,475,908
8.88%, 6/15/38 (b)	24,778,000	27,008,020
Reinsurance Group of America, Inc.
6.45%, 11/15/19	10,000,000	11,455,630

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
INSURANCE (continued)
Symetra Financial Corp.
6.13%, 4/01/16 (c)	$1,800,000	$1,916,244
8.30%, 10/15/37 (b)(c)	32,084,000	30,961,060
Travelers Companies, Inc.
6.25%, 3/15/37 (b)	32,313,000	34,170,998
Unitrin, Inc.
6.00%, 5/15/17	5,000,000	5,206,180
Unum Group
7.13%, 9/30/16	1,000,000	1,169,313
7.19%, 2/01/28	5,000,000	5,326,930
Willis North America, Inc.
6.20%, 3/28/17	8,051,000	8,882,628
7.00%, 9/29/19	10,000,000	11,514,520
W.R. Berkley Corp.
5.88%, 2/15/13	5,739,000	5,968,658
7.38%, 9/15/19	10,000,000	11,468,590
		454,234,882
LODGING-0.1%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	10,850,000

MACHINERY - CONSTRUCTION & MINING-0.2%
Caterpillar, Inc.
7.90%, 12/15/18	20,000,000	26,623,520

MEDIA-0.2%
Comcast Corp.
6.30%, 11/15/17	8,000,000	9,539,552
5.70%, 5/15/18	5,000,000	5,796,305
Viacom, Inc.
6.25%, 4/30/16	5,000,000	5,848,505
		21,184,362
METAL FABRICATE / HARDWARE-0.1%
Commercial Metals Co.
7.35%, 8/15/18	8,500,000	8,806,969

OFFICE / BUSINESS EQUIPMENT-0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	8,217,055

PACKAGING & CONTAINERS-0.1%
Sealed Air Corp.
5.63%, 7/15/13 (c)	5,000,000	5,248,755
7.88%, 6/15/17	4,000,000	4,209,804
		9,458,559

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
CORPORATE BONDS (continued)
PHARMACEUTICALS-0.1%
Cardinal Health, Inc.
4.00%, 6/15/15	$10,000,000	$10,760,170

PIPELINES-0.4%
Kinder Morgan Energy Partners, LP
9.00%, 2/01/19	5,000,000	6,468,780
Midcontinent Express Pipeline
6.70%, 9/15/19 (c)	9,700,000	11,145,106
Plains All American Pipeline, LP
6.50%, 5/01/18	5,000,000	5,748,690
Rockies Express Pipeline
6.85%, 7/15/18 (c)	5,000,000	5,791,815
5.63%, 4/15/20 (c)	18,300,000	18,617,139
		47,771,530
RETAIL-0.8%
AutoZone, Inc.
7.13%, 8/01/18	16,000,000	19,343,184
CVS Pass-Through Trust
8.35%, 7/10/31 (c)	19,270,321	24,610,320
Home Depot, Inc.
5.40%, 3/01/16	6,250,000	7,099,044
Nordstrom, Inc.
6.25%, 1/15/18	10,000,000	11,779,460
Yum! Brands, Inc.
6.25%, 3/15/18	20,000,000	23,540,600
		86,372,608
TRANSPORTATION-0.0% (d)
CSX Transportation, Inc.
8.38%, 10/15/14	4,402,019	5,168,675

Total Corporate Bonds (Cost $1,906,051,294)		2,010,644,937

MUNICIPAL BOND-0.5%
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
0.79%, 10/26/20 (b)
(Cost $59,885,815)	60,000,000	59,867,400

REAL ESTATE INVESTMENT TRUSTS-0.5%
AMB Property, LP
6.13%, 12/01/16	3,650,000	4,025,027
Brandywine Operations Partnership, LP
5.40%, 11/01/14	3,800,000	4,031,048
6.00%, 4/01/16	2,500,000	2,729,408
Duke Realty, LP
6.25%, 5/15/13	10,000,000	10,574,850

See Notes to Quarterly Portfolio of Investments.

Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS (continued)
Federal Realty Investment Trust
5.95%, 8/15/14	$5,000,000	$5,445,225
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	6,303,605
Mack-Cali Realty Corp.
7.75%, 8/15/19	10,000,000	12,475,570
Regency Centers Corp.
4.95%, 4/15/14	1,375,000	1,462,733
Washington Real Estate Investment Trust
5.13%, 3/15/13	1,900,000	1,946,556
5.35%, 5/01/15	6,345,000	6,969,284
Total Real Estate Investment Trusts (Cost $49,596,155)		55,963,306

TERM LOANS-0.8%
CHEMICALS-0.1%
Celanese Holdings, LLC, Tranche C, 3.25%, 10/31/16 (b)	8,232,480	8,235,913

COMMERCIAL SERVICES & SUPPLIES-0.1%
Aramark Corp., Letter of Credit-1 Repo, 0.04%, 1/27/14 (b)	319,857	299,866
Aramark Corp., Letter of Credit-2 Repo, 0.04%, 7/26/16 (b)	576,165	532,953
Aramark Corp., Term Loan B Extended, 3.50%, 7/26/16 (b)	8,760,974	8,103,901
Aramark Corp., US Term Loan Non-Extended, 2.12%, 1/27/14 (b)	3,970,509	3,722,352
		12,659,072
DIVERSIFIED TELECOMMUNICATION SERVICES-0.0% (d)
Windstream Corp., Tranche B-1, 1.72%-1.75%, 7/17/13 (b)	2,916,456	2,805,266

ENERGY EQUIPMENT & SERVICES-0.1%
Covanta Energy Corp., 1st Lien, Synthetic LC, 0.15%, 2/10/14 (b)	2,665,972	2,466,024
Covanta Energy Corp., 1st Lien, Term Loan B, 1.75%, 2/10/14 (b)	5,185,108	4,796,225
		7,262,249
HEALTH CARE EQUIPMENT & SUPPLIES-0.4%
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.47%, 4/24/15 (b)	751,667	700,929
Bausch & Lomb Inc., Parent Term Loan, 3.47%-3.50%, 4/24/15 (b)	3,088,000	2,879,560
Biomet, Inc., Dollar Term Loan, 3.22%-3.25%, 3/25/15 (b)	19,439,547	18,078,777
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 1.62%, 3/31/13 (b)	2,614,684	2,549,317
Fresenius Medical Care Holdings, Inc., Tranche B Term Loan, 1.62%, 3/31/13 (b)	13,710,458	13,367,697
		37,576,280
HEALTH CARE PROVIDERS & SERVICES-0.0% (d)
HCA, Inc., Tranche B-3 Term Loan, 3.50%, 5/01/18 (b)	3,133,402	2,945,398

MEDIA-0.0% (d)
Catalina Marketing Corp., Initial Term Loan, 2.97%, 10/01/14 (b)	2,749,943	2,516,198
National CineMedia LLC, Term Loan, 1.75%, 2/13/15 (b)	1,517,241	1,422,414
		3,938,612
PAPER & FOREST PRODUCTS-0.1%
Georgia-Pacific Corp., Additional Term Loan B, 2.32%, 12/21/12 (b)	1,587,942	1,579,151
Georgia-Pacific Corp., Term Loan B, 2.32%, 12/21/12 (b)	7,301,547	7,261,125
Georgia-Pacific Corp., Term Loan C, 3.57%, 12/23/14 (b)	7,786,326	7,744,474
		16,584,750
Total Term Loans (Cost $89,809,406)		92,007,540

Total Long-Term Investments (Cost $8,879,506,936)		9,788,695,657

See Notes to Quarterly Portfolio of Investments.

Description	Par Value/ Shares	Value
SHORT-TERM INVESTMENTS-10.1%
Money Market Funds-8.8%
Blackrock Liquidity Temp Fund, 0.07% (e)	$300,000,000	$300,000,000
DWS Money Market Series Institutional, 0.06% (e)	300,000,000	300,000,000
JPMorgan Prime Money Market Fund Capital, 0.10% (e)	367,040,984	367,040,984
(Cost $967,040,984)		967,040,984

Commercial Paper-1.3%
Alpine Securitization Corp., 0.21%, 9/12/11 (e)
(Cost $137,991,145)	$138,000,000	137,991,145

Total Short-Term Investments (Cost $1,105,032,129)		1,105,032,129

Total Investments-99.6% (Cost $9,984,539,065) (f)		10,893,727,786
Other assets in excess of liabilities-0.4%		44,590,872
Net Assets-100.0%		$10,938,318,658

Maturity dates represent the final maturity date for all securities.

(a)          Fannie Mae remains in conservatorship since the Federal Housing Agency put it there on September 7, 2008.

(b)         Floating rate security. Rate disclosed was in effect at August 31, 2011.

(c)          Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyer. At August 31, 2011, the value of these securities amounted to 1,595,938,090 or 14.6% of net assets.

(d)         Less than 0.05%.

(e)          Represents annualized 7-day yield at August 31, 2011.

(f)            Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation)

Aggregate gross unrealized appreciation	$985,151,843
Aggregate gross unrealized depreciation	(75,963,122)
Net unrealized appreciation	$909,188,721

See Notes to Quarterly Portfolio of Investments.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments

August 31, 2011 (unaudited)

1. Organization

The Thirty-Eight Hundred Fund, LLC (the “Fund”) (previously Jerboa Funding, LLC) was formed as a limited liability company under the laws of the State of Delaware on April 15, 2003. On December 28, 2007, the Fund changed its name and filed a registration statement under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund commenced full scale investment activities on February 14, 2008. The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”), a Cayman Islands exempted company, that owns all of the outstanding common shares. In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company (“Wells Fargo”). The Feeder Fund may from time to time make additional paid-in capital contributions to the Fund without receiving additional common shares. These additional capital contributions are reflected on the Statements of Changes in Net Assets as contributed additional paid-in capital. The Fund has no present intention of offering additional common shares.

The Fund’s primary investment objective is to maximize total returns while seeking to maintain relative stability of principal and adequate liquidity.

2. Significant Accounting Policies

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially. The following summarizes the significant accounting policies of the Fund:

Valuation of Investments – The securities of the Fund are carried at their fair value. Security prices are generally provided by outside pricing services approved by the Fund’s Board of Directors (“Directors”). The pricing services may value securities based on observable transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. When market quotations are not readily available, including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, the portfolio security is valued at its fair value as determined in good faith under procedures established by the Fund’s valuation committee and under the general supervision of the Directors. Fair value estimates are made at a point in time based on recent market data as well as the best information available about the portfolio securities.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)
August 31, 2011 (unaudited)

Loans are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans.

The Fund is subject to fair value accounting standards that define fair value, establish a framework for measuring and provide a three-level hierarchy for valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows: Level 1 - quoted prices in active markets for identical securities, Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of August 31, 2011, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed Securities-Agency	$—	$927,599,416	$—	$927,599,416
Residential Mortgage-Backed Securities	—	2,390,398,074	—	2,390,398,074
Commercial Mortgage-Backed Securities	—	3,289,212,725	—	3,289,212,725
Auto Lease-Backed Securities	—	103,565,864	—	103,565,864
Credit Card-Backed Securities	—	543,551,872	—	543,551,872
Student Loan-Backed Securities	—	277,368,079	—	277,368,079
Other Asset-Backed Security	—	38,516,444	—	38,516,444
Corporate Bonds	—	2,010,644,937	—	2,010,644,937
Municipal Bond	—	59,867,400	—	59,867,400
Real Estate Investment Trusts	—	55,963,306	—	55,963,306
Term Loans	—	92,007,540	—	92,007,540
Money Market Funds	967,040,984	—	—	967,040,984
Commercial Paper	—	137,991,145	—	137,991,145
Total Investments	$967,040,984	$9,926,686,802	$—	$10,893,727,786

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the period:

Investments in Securities	Auto Lease-Backed Securities
Balance as of November 30, 2010	$513,478,392
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	—
Gross Purchases	—
Gross Sales/Paydowns	(504,907,698)
Realized Gain / (Loss)	(8,570,694)
Transfers In / (Out)	—
Balance as of August 31, 2011	$—

The Thirty-Eight Hundred Fund, LLC
Notes to Quarterly Portfolio of Investments (continued)
August 31, 2011 (unaudited)

As of August 31, 2011, the Fund had no fair valued securities. During the period ended August 31, 2011, the Fund received final proceeds from securities that were previously fair valued.

For the period ended August 31, 2011, there were no significant transfers between Levels 1 and 2.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04.

Loan Assignments, Participations and Commitments – The Fund may invest in loan assignments and loan participations. Loan assignments and participations are agreements to make money available to a borrower in a specified amount, at a specified rate and within a specified time. Such loan assignments and participations are typically senior, secured and collateralized in nature. The Fund records an investment on trade date and begins to accrue interest when the borrower withdraws money. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread.

The loans in which the Fund may invest are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

The Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and the borrower (“intermediate participants”). In the event that the borrower, selling participant or intermediate participants become insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Unfunded loan commitments represent the remaining obligations of the Fund to the borrowers. At any point in time, up to the maturity date of an issue, the borrower may demand the unfunded portion. The Fund records these commitments on the trade date and begins to accrue interest on the date the commitment is funded. As of August 31, 2011, the Fund had no unfunded loan commitments.

Repurchase Agreements – A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the “Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The Fund’s custodian receives collateral,

The Thirty-Eight Hundred Fund, LLC
Notes to Quarterly Portfolio of Investments (continued)
August 31, 2011 (unaudited)

which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest. In the event of the seller’s default of the Obligation to repurchase, the

Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the Obligation. Realization and/or retention of the collateral may be subject to legal proceedings. As of August 31, 2011, the Fund had no repurchase agreements.

Restricted Securities – A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Fund does not have the right to demand that such securities be registered. Disposal of these securities may involve time consuming negotiations and expenses and it may be difficult to obtain a prompt sale at an acceptable price. As of August 31, 2011, the Fund had no restricted securities.

Securities Traded on a To-Be-Announced Basis – The Fund may transact in To-Be-Announced Securities (“TBAs”). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date, utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked-to-market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund. At August 31, 2011, the Fund held no TBAs.

3. Risks Involved in Investing in the Fund

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

The Fund invests in both residential and commercial mortgage-backed securities (“MBS”). MBS are securities backed by mortgages from which investors receive payments out of the interest and principal on the underlying mortgages. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages in the event that interest rates decline. If the Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors may result in some loss of the Fund’s principal investment to the extent of the premium paid. Alternatively, in a rising interest rate environment, the value of MBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of MBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, MBS are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk. If the Fund purchases MBS that are “subordinated” to other interests in the same mortgage pool, the

The Thirty-Eight Hundred Fund, LLC

Notes to Quarterly Portfolio of Investments (continued)

August 31, 2011 (unaudited)

Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

4. Subsequent Event

On October 28, 2011, the Fund will declare a distribution of $150,000,000 per share to shareholders of record as of October 28, 2011, payable on October 31, 2011. The total dollar amount payable will be $750,000,000.

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued. Management has determined that there are no material events, except as set forth above, that would require disclosure through this date.

Item 2.   Controls and Procedures.

(a)   The Registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b)   There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(c))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-3(c)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R.York
Name:	Joseph R. York

Title:       Director and Chief Executive Officer

Date:       October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Director and Chief Executive Officer

Date:	October 27, 2011

By:	/s/ Trudance L.C. Bakke

Name:	Trudance L.C. Bakke

Title:	Treasurer and Principal Financial Officer

Date:	October 27, 2011